ACCOUNTING PRINCIPLES, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings [Member] | Bottom of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	10 years
Buildings [Member] | Top of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	50 years
IT Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	3 years
IT Equipment [Member] | Top of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	5 years
Machinery and Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	3 years
Machinery and Equipment [Member] | Top of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	20 years
Office Fixtures [Member] | Bottom of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	5 years
Office Fixtures [Member] | Top of Range [Member]
Property, plant and equipment, useful life [Abstract]
Expected useful life	10 years